Condensed Consolidated Statements of Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Legacy Common Stock As restated	Legacy Common Stock Retroactive application of recapitalization	Legacy Common Stock Adjusted	Legacy Common Stock	Common Stock As restated	Common Stock Retroactive application of recapitalization	Common Stock Adjusted	Common Stock	Additional Paid-In Capital As restated	Additional Paid-In Capital Retroactive application of recapitalization	Additional Paid-In Capital Adjusted	Additional Paid-In Capital	Accumulated Deficit As restated	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit Adjusted	Accumulated Deficit	As restated	Retroactive application of recapitalization	Adjusted	Total
Balances at Dec. 31, 2023		$ (108,975)	$ 108,975			$ 1,221		$ 1,221		$ 107,754	$ 133,360	$ 241,114			$ (3,195,833)	$ (3,195,833)			$ (2,953,498)	$ (2,953,498)
Balances (in Shares) at Dec. 31, 2023		(108,975,000)	108,975,000			12,208,851		12,208,851
Share-based compensation												187,001								187,001
Share-based compensation (in Shares)								1,868
Net loss																(18,850,414)				(18,850,414)
Balances at Sep. 30, 2024								$ 1,221				428,115				(22,046,247)				(21,616,911)
Balances (in Shares) at Sep. 30, 2024								12,210,718
Balances at Jun. 30, 2024	$ 108,975	$ (108,975)				$ 1,221		$ 1,221	$ 305,828	107,754		413,582	$ (19,387,833)			(19,387,833)	$ (18,973,030)			(18,973,030)
Balances (in Shares) at Jun. 30, 2024	108,975,000	(108,975,000)				12,210,718		12,210,718
Share-based compensation												14,533								14,533
Net loss																(2,658,414)				(2,658,414)
Balances at Sep. 30, 2024								$ 1,221				428,115				(22,046,247)				(21,616,911)
Balances (in Shares) at Sep. 30, 2024								12,210,718
Balances at Dec. 31, 2024		$ (108,975)	$ 108,975			$ 1,221		$ 1,221		$ 107,754	$ 330,366	438,120			$ (24,733,263)	(24,733,263)			$ (24,293,922)	(24,293,922)
Balances (in Shares) at Dec. 31, 2024		(108,975,000)	108,975,000			12,210,718		12,210,718
Share-based compensation												28,862								28,862
Reverse recapitalization transactions, net								$ 1,543				56,155,649								56,157,192
Reverse recapitalization transactions, net (in Shares)								15,426,221
Share purchase commitment								$ 10				349,990								$ 350,000
Share purchase commitment (in Shares)								106,383												2,709,411
Net loss																(34,360,316)				$ (34,360,316)
Balances at Sep. 30, 2025								$ 2,774				56,972,621				(59,093,579)				(2,118,184)
Balances (in Shares) at Sep. 30, 2025								27,743,322
Balances at Jun. 30, 2025								$ 2,764				56,613,511				(54,877,024)				1,739,251
Balances (in Shares) at Jun. 30, 2025								27,636,939
Share-based compensation												9,120								9,120
Share purchase commitment								$ 10				349,990								350,000
Share purchase commitment (in Shares)								106,383
Net loss																(4,216,555)				(4,216,555)
Balances at Sep. 30, 2025								$ 2,774				$ 56,972,621				$ (59,093,579)				$ (2,118,184)
Balances (in Shares) at Sep. 30, 2025								27,743,322